LOANS TO THIRD PARTIES-SHORT TERM (Tables)	12 Months Ended
Jun. 30, 2025
LOANS TO THIRD PARTIES-SHORT TERM
Summary of loans to third parties-short term

	June 30,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	US Dollars
Working fund to third party companies	¥208,928,370	¥141,564,073	$19,761,583
Loans to third parties-short term	¥208,928,370	¥141,564,073	$19,761,583